STOCK BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 10, 2016	Mar. 31, 2026	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 25, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued	5,000,000
Number of issuance shares of common stock								7,235,215
Share based compensation description	Stock option awards granted under the Plan have a three-year vesting and ten year expiration after issuance. Options issued under these plans generally vest in equal annual installments over three years and expire ten years after issuance. Options granted to members of the board directors generally vest one year after issuance.		Stock option awards granted under the Plan have a three-year vesting and ten-year expiration after issuance. Options issued under these plans generally vest in equal annual installments over three years and expire ten years after issuance. Options granted to members of the board directors generally vest one year after issuance.
Options granted				375,087	375,087	703,102
Weighted average grant fair value					$ 5.77	$ 5.74
Intrinsic fair value					$ 15
Compensation expense			$ 900	$ 1,316	1,700	$ 1,346
Unrecognized stock compensation expense			$ 772		$ 1,672
Weighted average remaining term			7 months 6 days		1 year 5 months 4 days
Stock options exercise price				$ 5.77
Compensation expense			$ 1,463	$ 1,316	$ 1,700	$ 1,346
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Exercised			85,000	5,000	5,000
Weighted average remaining term			3 years 7 months 24 days	4 years 4 months 2 days	4 years 1 month 2 days	4 years 11 months 8 days	5 years 3 months 29 days
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock compensation expense			$ 1,367
Weighted average remaining term			1 year 4 months 24 days
Granted shares			334,437
Granted fair value per share			$ 5.77
Compensation expense			$ 563
Restricted Stock [Member] | Equity Incentive 2016 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares		334,437
Aggregate grant date fair value		$ 1,929
Granted fair value per share		$ 5.77